Amounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Amounts Receivable
Schedule of Amounts Receivable

	December 31, 2022	December 31, 2021	January 1, 2021
Accounts receivable	$4,207,739	$703,140	$772,138
GST receivable	71,284	-	-
Interest receivable	52,538	-	-
Due from related parties	3,913	4,173	1,173
Other	2,351	2,492	-
	$4,337,825	$709,805	$773,311